Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts			¥ 6,892	$ 950	¥ 6,892
Allowance for doubtful accounts written off